EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectuses dated December 1, 2019

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectuses dated January 1, 2020

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE CORE PLUS BOND FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectuses dated February 1, 2020

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL BOND FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES

EATON VANCE GLOBAL SMALL-CAP EQUITY FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectuses dated March 1, 2020

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Prospectuses dated March 1, 2020 as revised March 20, 2020

EATON VANCE FOCUSED GLOBAL OPPORTUNITIES FUND

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus dated April 1, 2020

EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE STOCK FUND

EATON VANCE STOCK NEXTSHARES

EATON VANCE VT FLOATING-RATE INCOME FUND

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectuses dated May 1, 2020

EATON VANCE EMERGING MARKETS DEBT FUND

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND NEXTSHARES

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND

Supplement to Prospectuses dated June 1, 2020

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2020 as revised June 15, 2020

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectus dated July 1, 2020

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectuses dated August 1, 2020

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectus dated March 1, 2020 as revised September 21, 2020

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectus dated May 1, 2020 as revised September 21, 2020

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Prospectus dated July 1, 2020 as revised September 21, 2020

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to Prospectus dated November 1, 2020

Effective immediately, the following is added under “Management.” in “Management and Organization”:

On October 8, 2020, Morgan Stanley and EVC announced that they had entered into a definitive agreement pursuant to which Morgan Stanley will acquire EVC (the “Transaction”). Each Fund’s investment adviser is a wholly-owned subsidiary of EVC and would become an indirect wholly-owned subsidiary of Morgan Stanley as a result of the acquisition. The acquisition is subject to the completion or waiver of customary closing conditions, and is expected to close in the second quarter of 2021.

Pursuant to the 1940 Act, consummation of the Transaction may be deemed to result in the automatic termination of each Fund’s investment advisory agreement with its investment adviser, if applicable. The consummation of the Transaction also may be deemed to result in the automatic termination of each Fund’s sub-advisory agreement, if applicable. Therefore, each Fund’s Board of Trustees has approved a new investment advisory agreement with its investment adviser and has approved a new sub-advisory agreement with the sub-adviser, if applicable, to be effective upon consummation of the Transaction and will submit such agreements to the Funds’ shareholders for approval at a joint special meeting of shareholders to be held on February 18, 2021 (or any adjournment thereof). Shareholders of record of the Funds at the close of business on December 11, 2020, who have voting power with respect to such shares, are entitled to be present and to vote at the meeting.

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